Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group - Schedule of Service Concession Arrangements (Details)	12 Months Ended
	Dec. 31, 2021 mhz_frequency MHz_band ghz_frequency GHz_spectrum_band mhz_per_2100mhz_frequency region location	Dec. 31, 2014 MHz_band
Disclosure of detailed information about service concession arrangements [line items]
Frequency range owned by Telefonica (GHz) | GHz_spectrum_band	6
Expiring in 2041 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	700
Bandwidth (MHz)	20
Possible term extension	20 years
Expiring in 2041 | Brazil | Minimum
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)	40
Expiring in 2041 | Brazil | Maximum
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)	50
Expiring in 2031 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	800
Bandwidth (MHz)	20
Expiring in 2030 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	900
Bandwidth (MHz)	29.6
Expiring in 2030 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	850
Bandwidth (MHz)	25
Expiring in 2030, Option 2 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,800
Bandwidth (MHz)	40
Expiring in 2030, Option 3 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,900
Bandwidth (MHz)	5
Expiring in 2030, Option 4 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,100
Bandwidth (MHz)	29.6
Expiring in 2030, Option 5 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,600
Bandwidth (MHz)	40
Expiring in 2030, Option 6 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,600
Bandwidth (MHz)	20
Expiring in 2030, Option 7 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,600
Bandwidth (MHz)	10
Amount of regions excluded in national license | region	2
Expiring in 2030, Option 8 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency	3.5
Bandwidth (MHz) | GHz_spectrum_band	40
Expiring in 2038 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency	3.5
Bandwidth (MHz) | GHz_spectrum_band	10
Expiring in 2038 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,600
Bandwidth (MHz)	12
Expiring In 2038, Option 2 | Spain
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency	3.5
Bandwidth (MHz) | GHz_spectrum_band	50
Indefinite, Option 1 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	700
Bandwidth (MHz)	20
Indefinite, Option 1 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	850
Bandwidth (MHz)	30
Indefinite, Option 1 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	850
Bandwidth (MHz)	25
Indefinite, Option 2 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	800
Bandwidth (MHz)	20
Indefinite, Option 2 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	850
Bandwidth (MHz)	25
Indefinite, Option 3 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	900
Bandwidth (MHz)	34.8
Indefinite, Option 3 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,900
Bandwidth (MHz)	20
Indefinite, Option 4 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,800
Bandwidth (MHz)	11.6
Indefinite, Option 4 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,900
Bandwidth (MHz)	50
Indefinite, Option 5 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,900
Bandwidth (MHz)	5
Indefinite, Option 5 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,900
Bandwidth (MHz)	25
Indefinite, Option 6 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,100
Bandwidth (MHz)	20
Indefinite, Option 6 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency	3.5
Bandwidth (MHz) | GHz_spectrum_band	50
Number of localities with indefinite term | location	23
Indefinite, Option 6 | Argentina | Minimum
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)	25
Indefinite, Option 7 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,300
Bandwidth (MHz)	40
Indefinite, Option 8 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,600
Bandwidth (MHz)	25
Indefinite, Option 9 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency	3.5
Bandwidth (MHz) | GHz_spectrum_band	40
Indefinite, Option 10 | United Kingdom
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency	3.5
Bandwidth (MHz) | GHz_spectrum_band	40
Expiring in 2033 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	700
Bandwidth (MHz)	20
Expiring in 2033 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	700
Bandwidth (MHz)	20
Expiring in 2033 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency	1,700
Bandwidth (MHz)	40
Expiring in 2033 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,900
Bandwidth (MHz)	40
Expiring in 2025 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	800
Bandwidth (MHz)	20
Expiring in 2033, Option 2 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	900
Bandwidth (MHz)	20
Expiring in 2033, Option 2 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency	1,700
Bandwidth (MHz)	20
Expiring in 2033, Option 3 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,800
Bandwidth (MHz)	20
Expiring in 2025, Option 1 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,800
Bandwidth (MHz)	20
Expiring in 2025, Option 2 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,100
Bandwidth (MHz)	5
Expiring in 2025, Option 3 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,100
Bandwidth (MHz)	14.2
Expiring in 2040 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,100
Bandwidth (MHz)	10
Expiring in 2025, Option 4 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,100
Bandwidth (MHz)	30
Expiring in 2025, Option 5 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,600
Bandwidth (MHz)	60
Expiring in 2025, Option 6 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,600
Bandwidth (MHz)	20
Expiring in 2040, Option 2 | Germany
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency	3.5
Bandwidth (MHz) | GHz_spectrum_band	70
Expiring in 2027 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	450
Bandwidth (MHz)	14
Possible term extension	15 years
Initial term	15 years
Expiring in 2027 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency	3.5
Bandwidth (MHz) | GHz_spectrum_band	50
Expiring in 2029 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	700
Bandwidth (MHz)	20
Possible term extension	15 years
Initial term	15 years
Expiring in 2029 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,600
Bandwidth (MHz)	40
Expiring in 2028 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	850
Bandwidth (MHz)	25
Expiring in 2028 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	450
Bandwidth (MHz)	10
Expiring in 2023-2035 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	900
Bandwidth (MHz)	5
Expiring in 2023-2035, Option 2 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,800
Expiring in 2023-2035, Option 2 | Brazil | Minimum
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)	20
Expiring in 2023-2035, Option 2 | Brazil | Maximum
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)	50
Expiring in 2023 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,100
Possible term extension	15 years
Initial term	15 years
Expiring in 2023 | Brazil | Minimum
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)	20
Expiring in 2023 | Brazil | Maximum
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)	30
Expiring in 2023 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency	1,700
Bandwidth (MHz)	30
Expiring in 2023 | Ecuador
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	850
Bandwidth (MHz)	25
Expiring in 2041, Option 3 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,300
Possible term extension	20 years
Initial term	20 years
Expiring in 2041, Option 3 | Brazil | Minimum
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)	40
Expiring in 2041, Option 3 | Brazil | Maximum
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)	50
Expiring in 2027-2031 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,500
Possible term extension	15 years
Initial term	15 years
Additional Bandwith (MHz)	20
Expiring in 2027-2031 | Brazil | Minimum
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)	40
Expiring in 2027-2031 | Brazil | Maximum
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)	60
Expiring In 2041, Option 1 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency	3.5
Bandwidth (MHz) | GHz_spectrum_band	100
Possible term extension	20 years
Initial term	20 years
Expiring In 2041, Option 2 | Brazil
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency	26
Bandwidth (MHz) | GHz_spectrum_band	600
Possible term extension	20 years
Initial term	20 years
Expiring in 2035 | Argentina
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,600
Bandwidth (MHz)	30
Population in service area (as a percent)	65.00%
Expiring in 2045 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	700
Bandwidth (MHz)	20
Expiring in 2045 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,600
Bandwidth (MHz)	40
Expiring in 2032 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,900
Bandwidth (MHz)	20
Concessions and license bandwith sold (MHz)	10
Total auction of concessions and license bandwith (MHz)		700
Expiring in 2043 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	2,600
Bandwidth (MHz)	40
Expiring in 2051 | Chile
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency	3.5
Bandwidth (MHz) | GHz_spectrum_band	50
Expiring in 2024 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	850
Bandwidth (MHz)	25
Expiring in 2024 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	850
Bandwidth (MHz)	25
Expiring in 2024, Option 2 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,900
Bandwidth (MHz)	15
Expiring in 2024, Option 2 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)	10
Expiring in 2021 | Colombia
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,900
Bandwidth (MHz)	15
Expiring in 2023, Option 2 | Ecuador
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,900
Bandwidth (MHz)	60
Expiring in 2022, Option 2 | MEXICO
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	850
Bandwidth (MHz)	20
Expiring in 2022, Option 2 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_per_2100mhz_frequency	1,700
Bandwidth (MHz)	20
Expiring in 2022 | MEXICO
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,900
Bandwidth (MHz)	40
Expiring in 2022 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	850
Bandwidth (MHz)	25
Expiring in 2022, Option 1 | MEXICO
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,900
Bandwidth (MHz)	50
Expiring in 2022, Option 1 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,900
Bandwidth (MHz)	50
Expiring in 2036 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	700
Bandwidth (MHz)	30
Expiring in 2028, Option 2 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	900
Bandwidth (MHz)	10
Expiring in 2028, Option 3 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	900
Bandwidth (MHz)	16
Expiring in 2030, Option 1 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,900
Bandwidth (MHz)	25
Expiring in 2018 | Peru
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,900
Bandwidth (MHz)	25
Expiring in 2037 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	700
Bandwidth (MHz)	30
Expiring in 2022-2024 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Frequency | mhz_frequency	1,900
Bandwidth (MHz)	20
Expiring in 2026 | Venezuela
Disclosure of detailed information about service concession arrangements [line items]
Frequency | ghz_frequency	3.5
Bandwidth (MHz) | GHz_spectrum_band	50
Expiring in 2020 | Uruguay
Disclosure of detailed information about service concession arrangements [line items]
Bandwidth (MHz)	10